Foreclosed Real Estate And Repossessed Assets	12 Months Ended
Dec. 31, 2011
Foreclosed Real Estate And Repossessed Assets [Abstract]
Foreclosed Real Estate And Repossessed Assets

(10)	Foreclosed Real Estate and Repossessed Assets

Foreclosed assets are presented net of an allowance for losses. An analysis of the allowance for losses (in thousands) on foreclosed assets at December 31, 2011 and 2010 is as follows.

	2011	2010
Balance at beginning of year	$9,533	$356
Provision for losses	17,196	10,925
Charge-offs	(6,707)	(1,748)

Balance at end of year	$20,022	$9,533

Expenses (in thousands) applicable to foreclosed real estate and repossessed assets for years ended December 31, 2011, 2010, and 2009 include the following.

	2011	2010	2009
Losses on sale of foreclosed real estate	$4,900	$303	$161
Provision for losses	17,196	10,925	1,043
Operating expenses	4,226	2,078	417

Total	$26,322	$13,306	$1,621